LOANS - Loan portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	69,119,163	68,298,505
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	42,517,115	42,605,468
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	24,863,613	25,977,595
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | More than 5 years
Disclosure of financial assets [line items]
Financial assets	49,703,879	51,431,793
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	102,145,802	105,248,652
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,440,424	110,742,842
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	101,753,217	99,282,353
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,047,817	104,775,099	122,027,804	110,986,938
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	57,018,945	52,035,331
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	27,895,921	29,192,573
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	12,044,149	13,784,223
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | More than 5 years
Disclosure of financial assets [line items]
Financial assets	10,088,802	9,762,972
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743	3,218,433	4,693,678
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	55,692,165	56,107,532
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	59,999,611	59,419,444	76,889,145	65,835,457
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	10,679,728	9,387,125
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	13,325,877	12,229,155
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	11,496,786	10,996,682
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | More than 5 years
Disclosure of financial assets [line items]
Financial assets	24,497,220	26,806,482
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,486,206	17,883,355	29,120,316	24,558,771
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	865,216	752,955
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	1,187,222	1,078,137
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	1,317,412	1,190,998
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | More than 5 years
Disclosure of financial assets [line items]
Financial assets	15,116,356	14,861,265
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	277,529	267,720	$ 317,739	$ 372,321
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	162,667	155,351
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	108,095	105,603
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	5,266	5,692
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | More than 5 years
Disclosure of financial assets [line items]
Financial assets	$ 1,501	$ 1,074